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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21253

The Pennsylvania Avenue Funds_____________

(Exact name of registrant as specified in its charter)

4201 Massachusetts Ave NW #8037C, Washington, DC 20016

(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including are code (202) _364-8395_________________________

Date of fiscal year end: December 31st

Date of reporting period: July 1st,, 2004 through June 30th, 2005

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1. Proxy Voting Record.

Company (a)	Ticker (b)	CUSIP (c)	Date of Vote (d)	Our Vote (e)	Proposer (f)	Voted? (g)	Proposal (h)	With Board (i)
Cornell Companies Inc	CRN	219141108	06/30/05	FOR	Board	Yes	Election of Directors	Yes
Cornell Companies Inc	CRN	219141108	06/30/05	FOR	Board	Yes	Appointment of Auditor	Yes
Prime Group Realty Trust	PGE	74158J103	06/28/05	FOR	Board	Yes	Merger	Yes
Prime Group Realty Trust	PGE	74158J103	06/28/05	FOR	Board	Yes	Adjournment if insufficient votes for approval of merger	Yes

Toys R Us	TOY	892335100	06/23/05	FOR	Board	Yes	Merger	Yes
Thestreet.com	TSCM	88368Q103	06/23/05	FOR	Board	Yes	Election of Directors	Yes
Thestreet.com	TSCM	88368Q103	06/23/05	FOR	Board	Yes	Appointment of Auditor	Yes
Merrimac Industries	MRM	590262101	06/21/05	FOR	Board	Yes	Election of Directors	Yes

Merrimac Industries	MRM	590262101	06/21/05	FOR	Board	Yes	Appointment of Auditor	Yes
Circuit City Stores, Inc	CC	172737108	06/21/05	FOR	Board	Yes	Election of Directors	Yes
Circuit City Stores, Inc	CC	172737108	06/21/05	FOR	Board	Yes	Stock Incentive Plan	Yes
Circuit City Stores, Inc	CC	172737108	06/21/05	FOR	Board	Yes	InterTAN Stock Purchase Program	Yes
Circuit City Stores, Inc	CC	172737108	06/21/05	FOR	Board	Yes	Appointment of Auditor	Yes
Motion DNA	MTDX	61978N307	06/17/05	FOR	Board	Yes	Ratification of Stock Purchase Agreement	Yes
Midway Games	MWY	598148104	06/06/05	FOR	Board	Yes	Election of Directors	Yes
Midway Games	MWY	598148104	06/06/05	FOR	Board	Yes	Long-Term Incentive Plan	Yes
Midway Games	MWY	598148104	06/06/05	FOR	Board	Yes	Appointment of Auditor	Yes
Electronic Systems Technology	ELST	481072858	06/03/05	FOR	Board	Yes	Election of Directors	Yes
Electronic Systems Technology	ELST	481072858	06/03/05	FOR	Board	Yes	Appointment of Auditor	Yes
Electronic Systems Technology	ELST	481072858	06/03/05	FOR	Board	Yes	Other business that may come before the meeting	Yes
Prime Group Realty Trust	PGE	74158J103	06/02/05	FOR	Board	Yes	Election of Directors	Yes
Prime Group Realty Trust	PGE	74158J103	06/02/05	FOR	Board	Yes	Appointment of Auditor	Yes
Steven Maddens Ltd	SHOO	556269108	05/27/05	FOR	Board	Yes	Election of Directors	Yes
Steven Maddens Ltd	SHOO	556269108	05/27/05	FOR	Board	Yes	Appointment of Auditor	Yes
Steven Maddens Ltd	SHOO	556269108	05/27/05	AGAINST	Board	Yes	Issuance of shares to Schmerz and Mr Chen	No
Steven Maddens Ltd	SHOO	556269108	05/27/05	AGAINST	Board	Yes	Issuance of shares to Schmerz and Mr Chen	No
Angelica Corp	AGL	34663104	05/24/05	FOR	Board	Yes	Election of Directors	Yes

Angelica Corp	AGL	34663104	05/24/05	FOR	Shareholder	Yes	Shareholder Proposal Regarding Senior Executive Retirement Plan	No
Hytek Microsystems Inc	HTEK	449180108	05/24/05	FOR	Board	Yes	Merger	Yes
Hytek Microsystems Inc	HTEK	449180108	05/24/05	FOR	Board	Yes	Election of Directors	Yes
Hytek Microsystems Inc	HTEK	449180108	05/24/05	FOR	Board	Yes	Appointment of Auditor	Yes
Hytek Microsystems Inc	HTEK	449180108	05/24/05	FOR	Board	Yes	Adjournment if insufficient votes for approval of merger	Yes
Blue Martini Software Inc	BLUE	95698502	05/10/05	FOR	Board	Yes	Merger	Yes
Blue Martini Software Inc	BLUE	95698502	05/10/05	FOR	Board	Yes	Adjournment if insufficient votes for approval of merger	Yes
SI Technologies	SISI	783978109	04/28/05	FOR	Board	Yes	Merger	Yes
SI Technologies	SISI	783978109	04/28/05	FOR	Board	Yes	Adjournment if insufficient votes for approval of merger	Yes
SI Technologies	SISI	783978109	04/28/05	FOR	Board	Yes	Other business that may come before the meeting	Yes
Wells Financial Corp	WEFP	949759104	04/27/05	FOR	Board	Yes	Election of Directors	Yes
Wells Financial Corp	WEFP	949759104	04/27/05	FOR	Board	Yes	Appointment of Auditor	Yes
Hollywood Entertainment Corp	HLYW	436141105	04/22/05	FOR	Board	Yes	Merger	Yes
Beverly Enterprises Inc	BEV	87851309	04/21/05	FOR	Board	Yes	Election of Directors	Yes
Beverly Enterprises Inc	BEV	87851309	04/21/05	FOR	Shareholder	Yes	Appointment of Auditor	No
Beverly Enterprises Inc	BEV	87851309	04/21/05	FOR	Shareholder	Yes	Amendment of Bylaws	No
Beverly Enterprises Inc	BEV	87851309	04/21/05	FOR	Shareholder	Yes	Appointment of Auditor	No
Gold Banc Corporation Inc	GLDB	379907108	04/19/05	FOR	Board	Yes	Election of Directors	Yes

Quality Dining Inc	QDIN	74756P105	04/12/05	FOR	Board	Yes	Merger	Yes
Quality Dining Inc	QDIN	74756P105	04/12/05	FOR	Board	Yes	Adjournment if insufficient votes for approval of merger	Yes
Nassda Corp	NSDA	63172M101	04/08/05	FOR	Board	Yes	Merger	Yes
Nassda Corp	NSDA	63172M101	04/08/05	FOR	Board	Yes	Election of Directors	Yes
Nassda Corp	NSDA	63172M101	04/08/05	FOR	Board	Yes	Appointment of Auditor	Yes
Nassda Corp	NSDA	63172M101	04/08/05	FOR	Board	Yes	Adjournment if insufficient votes for approval of merger	Yes
Nassda Corp	NSDA	63172M101	04/08/05	FOR	Board	Yes	Other business that may come before the meeting	Yes
Vastera Inc	VAST	92239N109	03/31/05	FOR	Board	Yes	Merger	Yes
Hollywood Entertainment Corp	HLYW	436141105	03/30/05	N/A	Board	Yes	Election of Directors	No
I Many Inc	IMNY	44973Q103	03/30/05	FOR	Board	Yes	Merger	Yes
Dupont Photomasks Inc	DPMI	26613X101	03/28/05	FOR	Board	Yes	Merger	Yes
Dupont Photomasks Inc	DPMI	26613X101	03/28/05	FOR	Board	Yes	Adjournment if insufficient votes for approval of merger	Yes
Cypress Communications Holding Co Inc	CYHI	232742106	03/15/05	FOR	Board	Yes	Merger	Yes
Cypress Communications Holding Co Inc	CYHI	232742106	03/15/05	FOR	Board	Yes	Adjournment if insufficient votes for approval of merger	Yes
Travis Boats & Motors Inc	TRVS	894363100	03/09/05	FOR	Board	Yes	Merger	Yes
Travis Boats & Motors Inc	TRVS	894363100	03/09/05	FOR	Board	Yes	Adjournment if insufficient votes for approval of merger	Yes
Grey Global Group	GREY	39787M108	03/03/05	FOR	Board	Yes	Merger	Yes

Sola International Inc	SOL	834092108	02/28/05	FOR	Board	Yes	Merger	Yes
Del Laboratories Inc	DLI	245091103	01/21/05	FOR	Board	Yes	Merger	Yes
Del Laboratories Inc	DLI	245091103	01/21/05	FOR	Board	Yes	Adjournment if insufficient votes for approval of merger	Yes
Stelmar Shipping Ltd.	SJH	V8726M103	01/20/05	FOR	Board	Yes	Merger	Yes
Grey Global Group	GREY	39787M108	12/30/04	FOR	Board	Yes	Election of Directors	Yes
Grey Global Group	GREY	39787M108	12/30/04	FOR	Board	Yes	Appointment of Auditor	Yes
Metro Goldwyn Mayer Inc	MGM	591610100	12/17/04	FOR	Board	Yes	Merger	Yes
Metron Technology NV	MTCH	N5665B105	12/10/04	FOR	Board	Yes	Sale of substantially all assets	Yes
Metron Technology NV	MTCH	N5665B105	12/10/04	FOR	Board	Yes	Dissolution and liquidation of the company	Yes
Metron Technology NV	MTCH	N5665B105	12/10/04	FOR	Board	Yes	Amendment of articles of incorporation	Yes
Metron Technology NV	MTCH	N5665B105	12/10/04	FOR	Board	Yes	Election of Directors	Yes
Metron Technology NV	MTCH	N5665B105	12/10/04	FOR	Board	Yes	Issuance of shares	Yes
Metron Technology NV	MTCH	N5665B105	12/10/04	FOR	Board	Yes	Adoption of accounts	Yes
Metron Technology NV	MTCH	N5665B105	12/10/04	FOR	Board	Yes	Appointment of Auditor	Yes
Metron Technology NV	MTCH	N5665B105	12/10/04	FOR	Board	Yes	Approval of annual report	Yes

Metron Technology NV	MTCH	N5665B105	12/10/04	FOR	Board	Yes	Extension of authority of supervisory board to issue shares	Yes
Metron Technology NV	MTCH	N5665B105	12/10/04	FOR	Board	Yes	Supervisory board compensation	Yes
Metron Technology NV	MTCH	N5665B105	12/10/04	FOR	Board	Yes	Managing board compensation	Yes
Metron Technology NV	MTCH	N5665B105	12/10/04	FOR	Board	Yes	Discharge of liability of managing board and supervisory board	Yes
Interwave Communications International Ltd	IWAV	G4911N300	12/8/04	FOR	Board	Yes	Election of Directors	Yes
Mariner Health Care Inc	MHCA	56845X108	11/30/04	FOR	Board	Yes	Merger	Yes
Mariner Health Care Inc	MHCA	56845X108	11/30/04	FOR	Board	Yes	Election of Directors	Yes
Mariner Health Care Inc	MHCA	56845X108	11/30/04	FOR	Board	Yes	Amendment of Bylaws	Yes
Mariner Health Care Inc	MHCA	56845X108	11/30/04	FOR	Board	Yes	Adjournment if insufficient votes for approval of merger	Yes
Stelmar Shipping Ltd.	SJH	V8726M103	11/16/04	AGAINST	Board	Yes	Merger	No
Monolithic System Technology Inc	MOSY	609842109	11/11/04	FOR	Board	Yes	Election of Directors	Yes
Monolithic System Technology Inc	MOSY	609842109	11/11/04	FOR	Board	Yes	2000 Stock Option and Equity Incentive Plan	Yes
Monolithic System Technology Inc	MOSY	609842109	11/11/04	FOR	Board	Yes	Appointment of Auditor	Yes
Earl Scheib Inc	ESH	806398103	11/02/04	N/A	Board	No	Election of Directors	No
Earl Scheib Inc	ESH	806398103	11/02/04	N/A	Board	No	2004 Equity Incentive Plan	No
Sands Regent	SNDS	8000911001	01/01/04	N/A	Board	No	Election of Directors	No
Sands Regent	SNDS	8000911001	01/01/04	N/A	Board	No	2004 Equity Incentive Plan	No

General Bearing Corp	GNRL	369147103	10/29/04	FOR	Board	Yes	Election of Directors	Yes
General Bearing Corp	GNRL	369147103	10/29/04	FOR	Board	Yes	Appointment of Auditor	Yes
Computer Access Technology Corp	CATZ	204853105	10/27/04	FOR	Board	Yes	Merger	Yes
ICG Communications Inc	ICGC	449246206	10/15/04	FOR	Board	Yes	Merger	Yes
Interwave Communications International Ltd	IWAV	G4911N300	09/28/04	FOR	Board	Yes	Merger	Yes
PDS Gaming Corporation	PDSG	69329T105	09/23/04	FOR	Board	Yes	Merger	Yes
Parlux Fragrances Inc	PARL	701645103	09/21/04	FOR	Board	Yes	Election of Directors	Yes
Parlux Fragrances Inc	PARL	701645103	09/21/04	FOR	Board	Yes	Appointment of Auditor	Yes
Boyd Bros Transportation	BOYD	103255105	09/08/04	FOR	Board	Yes	Merger	Yes
U.S. Oncology Inc	USON	90338W103	08/20/04	FOR	Board	Yes	Merger	Yes
U.S. Oncology Inc	USON	90338W103	08/20/04	FOR	Board	Yes	Adjournment if insufficient votes for approval of merger	Yes
U.S. Oncology Inc	USON	90338W103	08/20/04	AGAINST	Board	No	Accelerated vesting of stock options	Yes
Titan Corporation	TTN	888266103	08/19/04	FOR	Board	Yes	Election of Directors	Yes
Titan Corporation	TTN	888266103	08/19/04	FOR	Board	Yes	Appointment of Auditor	Yes
Duane Reade	DRD	263578106	07/26/04	FOR	Board	Yes	Merger	Yes
Duane Reade	DRD	263578106	07/26/04	FOR	Board	Yes	Adjournment if insufficient votes for approval of merger	Yes

Sciquest, Inc.	SQST	80980Q404	07/15/04	FOR	Board	Yes	Merger	Yes
Integrity Media Inc	ITGR	45817Y103	07/08/04	FOR	Board	Yes	Merger	Yes
Integrity Media Inc	ITGR	45817Y103	07/08/04	AGAINST	Board	No	Adjournment if insufficient votes for approval of merger	Yes

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pennsylvania Avenue Funds

By (Signature and Title)* /s/ THOMAS KIRCHNER

Thomas Kirchner

President

Date August 22nd, 2005

* Print the name and title of each signing officer under his or her signature.